Label	Element	Value
Prospectus Line Items	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000889284
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND
Prospectus Line Items	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED NOVEMBER 21, 2019

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS AND THE

INSTITUTIONAL, CLASS R AND CLASS R6 SHARES PROSPECTUS,

each DATED FEBRUARY 1, 2019, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A and Class C Shares Prospectus (the “Retail Prospectus”) and the Institutional, Class R and Class R6 Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2019, as supplemented, with respect to Sterling Capital Intermediate U.S. Government Fund:

Change in Investment Strategies

Effective immediately, the first paragraph of Sterling Capital Intermediate U.S. Government Fund’s “Principal Strategy” section is replaced with the following:

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). In addition, under normal circumstances, at least 90% of the value of the Fund’s investments in securities will consist of U.S. government securities. Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-1119-1